Loans, financing and debentures - Fundraising cost (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Total
Disclosure of detailed information about borrowings [line items]
Cost	R$ 1,053,232
Amortization	587,776
Balance to be amortized	465,456	R$ 468,488
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	434,970
Amortization	286,460
Balance to be amortized	148,510	168,450
CRA and NCE
Disclosure of detailed information about borrowings [line items]
Cost
Amortization
Balance to be amortized
Export credits (“export prepayments”)
Disclosure of detailed information about borrowings [line items]
Cost	273,989
Amortization	181,400
Balance to be amortized	92,589	63,080
Debentures
Disclosure of detailed information about borrowings [line items]
Cost	159,675
Amortization	35,813
Balance to be amortized	123,862	125,663
BNDES
Disclosure of detailed information about borrowings [line items]
Cost	81,730
Amortization	56,686
Balance to be amortized	25,044	25,777
IFC - International Finance Corporation
Disclosure of detailed information about borrowings [line items]
Cost	81,956
Amortization	12,533
Balance to be amortized	69,423	78,719
Others
Disclosure of detailed information about borrowings [line items]
Cost	20,912
Amortization	14,884
Balance to be amortized	R$ 6,028	R$ 6,799